Issued Capital and Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Issued Capital and Reserves

NOTE 16: ISSUED CAPITAL AND RESERVES

Share capital

As of December 31, 2021, 2020 and 2019, the Company has issued 20,000 shares of common stock, with a par value of $1.00.

Holders of each share of common stock have one vote for each share held of record on all matters submitted to a vote of shareholders. Dividends on shares of common stock may be declared and paid from funds available to the Company.

Distributions

On July 30, 2021, the Company declared and paid a pro rata dividend to its shareholders in shares of Grimaud, representing 100% of Navios Logistics’ equity interest in Grimaud.

On February 21, 2020, Navios Logistics declared and paid a dividend in cash in the aggregate amount of $27,500.

On July 10, 2020, Navios Logistics declared and paid a dividend in cash and shares of Navios Holdings common stock in the aggregate amount of $6,381. For the year ended 2019, the management proposed no dividend distribution. Dividends are recorded in the Company’s consolidated financial statements in the period in which they are declared.